Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morgan Stanley Europe Opportunity Fund, Inc.
Entity Central Index Key	0000860720
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000006316
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Europe Opportunity Fund, Inc.
Class Name	Class A
Trading Symbol	EUGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Europe Opportunity Fund, Inc. for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.28%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Europe Net Index:

↑ Stock selection and an average overweight in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio.

↑ Stock selection in consumer discretionary, led by a Swiss premium performance sports brand.

↑ No exposure to energy.

↓ An average overweight in consumer discretionary, where an online casino solutions company was the main detractor.

↓ Stock selection in consumer staples, where a leading beauty company was the largest detractor across the portfolio.

↓ Stock selection in health care, where a provider of products and solutions in the aesthetic dentistry market was the main detractor.

Line Graph [Table Text Block]
	Class A with maximum sales charge	MSCI Europe Net Index
10/14	$9,473	$10,000
11/14	$9,689	$10,266
12/14	$9,175	$9,824
1/15	$9,290	$9,824
2/15	$9,826	$10,440
3/15	$9,628	$10,163
4/15	$10,030	$10,604
5/15	$10,092	$10,522
6/15	$9,639	$10,199
7/15	$9,879	$10,518
8/15	$9,170	$9,769
9/15	$8,706	$9,313
10/15	$9,102	$9,980
11/15	$8,920	$9,797
12/15	$8,658	$9,545
1/16	$8,132	$8,915
2/16	$7,951	$8,756
3/16	$8,472	$9,305
4/16	$8,664	$9,533
5/16	$8,669	$9,477
6/16	$8,313	$9,055
7/16	$8,504	$9,434
8/16	$8,462	$9,462
9/16	$8,510	$9,544
10/16	$8,180	$9,234
11/16	$7,994	$9,033
12/16	$8,400	$9,506
1/17	$8,509	$9,704
2/17	$8,628	$9,819
3/17	$9,064	$10,214
4/17	$9,477	$10,574
5/17	$9,901	$11,087
6/17	$9,782	$10,966
7/17	$9,874	$11,293
8/17	$9,901	$11,300
9/17	$10,054	$11,673
10/17	$10,206	$11,728
11/17	$10,103	$11,754
12/17	$10,307	$11,931
1/18	$10,838	$12,576
2/18	$10,126	$11,836
3/18	$10,137	$11,694
4/18	$10,148	$12,018
5/18	$10,280	$11,623
6/18	$10,340	$11,545
7/18	$10,674	$11,929
8/18	$10,586	$11,596
9/18	$10,394	$11,638
10/18	$9,579	$10,749
11/18	$9,355	$10,649
12/18	$8,936	$10,157
1/19	$9,299	$10,827
2/19	$9,701	$11,190
3/19	$9,998	$11,259
4/19	$10,224	$11,661
5/19	$9,888	$11,022
6/19	$10,537	$11,763
7/19	$10,433	$11,535
8/19	$10,295	$11,245
9/19	$10,383	$11,551
10/19	$10,812	$11,921
11/19	$10,983	$12,100
12/19	$11,336	$12,572
1/20	$11,280	$12,256
2/20	$10,695	$11,119
3/20	$9,672	$9,513
4/20	$10,553	$10,077
5/20	$11,666	$10,536
6/20	$12,609	$10,965
7/20	$13,449	$11,386
8/20	$14,119	$11,855
9/20	$14,227	$11,460
10/20	$14,000	$10,813
11/20	$15,846	$12,653
12/20	$17,584	$13,249
1/21	$17,044	$13,057
2/21	$17,909	$13,376
3/21	$17,651	$13,789
4/21	$19,069	$14,416
5/21	$19,676	$15,017
6/21	$19,909	$14,812
7/21	$20,578	$15,086
8/21	$21,093	$15,314
9/21	$19,682	$14,583
10/21	$20,780	$15,239
11/21	$20,296	$14,453
12/21	$20,282	$15,408
1/22	$17,087	$14,703
2/22	$15,451	$14,288
3/22	$14,965	$14,273
4/22	$13,212	$13,452
5/22	$12,796	$13,553
6/22	$11,309	$12,205
7/22	$12,504	$12,809
8/22	$11,121	$12,011
9/22	$9,641	$10,966
10/22	$10,212	$11,752
11/22	$11,738	$13,086
12/22	$11,225	$13,088
1/23	$12,595	$14,223
2/23	$12,426	$14,135
3/23	$13,725	$14,470
4/23	$14,114	$15,071
5/23	$13,763	$14,187
6/23	$14,523	$14,866
7/23	$14,815	$15,322
8/23	$13,595	$14,714
9/23	$12,478	$14,129
10/23	$11,874	$13,602
11/23	$13,121	$14,944
12/23	$14,004	$15,691
1/24	$14,095	$15,672
2/24	$15,250	$15,916
3/24	$15,406	$16,511
4/24	$14,354	$16,199
5/24	$15,133	$16,983
6/24	$14,724	$16,602
7/24	$14,932	$16,958
8/24	$15,705	$17,627
9/24	$16,140	$17,695
10/24	$15,354	$16,652

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	29.31%	7.27%	4.95%
Class A with maximum 5.25% front end sales charge	22.54%	6.11%	4.38%
MSCI Europe Net Index	22.43%	6.91%	5.23%

AssetsNet	$ 119,991,014
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 803,538
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$119,991,014
# of Portfolio Holdings	25
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$803,538

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Germany	1.5%
Poland	2.3%
Sweden	3.4%
Italy	6.9%
Netherlands	7.6%
Switzerland	11.7%
United Kingdom	12.5%
Denmark	13.1%
United States	18.6%
France	22.4%

Top Ten Holdings (% of total investments)

DSV AS	9.8%
Spotify Technology SA	9.1%
Hermes International SCA	8.2%
Moncler SpA	6.9%
Schneider Electric SE	5.1%
London Stock Exchange Group PLC	5.0%
On Holding AG	4.3%
Liberty Media Corp.-Liberty Formula One	4.2%
Adyen NV	4.0%
L'Oreal SA	3.8%
Total	60.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155977
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Europe Opportunity Fund, Inc.
Class Name	Class C
Trading Symbol	MSEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Europe Opportunity Fund, Inc. for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$233	2.04%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Europe Net Index:

↑ Stock selection and an average overweight in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio.

↑ Stock selection in consumer discretionary, led by a Swiss premium performance sports brand.

↑ No exposure to energy.

↓ An average overweight in consumer discretionary, where an online casino solutions company was the main detractor.

↓ Stock selection in consumer staples, where a leading beauty company was the largest detractor across the portfolio.

↓ Stock selection in health care, where a provider of products and solutions in the aesthetic dentistry market was the main detractor.

Line Graph [Table Text Block]
	Class C	MSCI Europe Net Index
4/15	$10,000	$10,000
5/15	$10,049	$10,000
6/15	$9,598	$9,618
7/15	$9,826	$9,918
8/15	$9,115	$9,212
9/15	$8,647	$8,782
10/15	$9,039	$9,411
11/15	$8,848	$9,238
12/15	$8,586	$9,001
1/16	$8,060	$8,407
2/16	$7,878	$8,257
3/16	$8,381	$8,775
4/16	$8,570	$8,989
5/16	$8,570	$8,937
6/16	$8,215	$8,539
7/16	$8,392	$8,897
8/16	$8,348	$8,923
9/16	$8,392	$9,001
10/16	$8,060	$8,707
11/16	$7,878	$8,518
12/16	$8,269	$8,964
1/17	$8,370	$9,151
2/17	$8,482	$9,260
3/17	$8,902	$9,632
4/17	$9,306	$9,972
5/17	$9,715	$10,456
6/17	$9,592	$10,341
7/17	$9,676	$10,650
8/17	$9,698	$10,656
9/17	$9,844	$11,008
10/17	$9,978	$11,060
11/17	$9,872	$11,084
12/17	$10,068	$11,251
1/18	$10,584	$11,859
2/18	$9,883	$11,162
3/18	$9,883	$11,028
4/18	$9,889	$11,333
5/18	$10,007	$10,961
6/18	$10,063	$10,887
7/18	$10,376	$11,250
8/18	$10,287	$10,936
9/18	$10,096	$10,975
10/18	$9,300	$10,137
11/18	$9,076	$10,043
12/18	$8,661	$9,579
1/19	$9,014	$10,210
2/19	$9,395	$10,553
3/19	$9,676	$10,617
4/19	$9,889	$10,997
5/19	$9,558	$10,394
6/19	$10,175	$11,092
7/19	$10,074	$10,878
8/19	$9,934	$10,604
9/19	$10,007	$10,893
10/19	$10,421	$11,242
11/19	$10,573	$11,410
12/19	$10,908	$11,856
1/20	$10,844	$11,558
2/20	$10,278	$10,486
3/20	$9,289	$8,971
4/20	$10,127	$9,503
5/20	$11,186	$9,936
6/20	$12,088	$10,340
7/20	$12,880	$10,737
8/20	$13,516	$11,179
9/20	$13,609	$10,807
10/20	$13,383	$10,197
11/20	$15,142	$11,932
12/20	$16,790	$12,494
1/21	$16,262	$12,313
2/21	$17,079	$12,614
3/21	$16,821	$13,004
4/21	$18,159	$13,595
5/21	$18,731	$14,161
6/21	$18,938	$13,969
7/21	$19,560	$14,227
8/21	$20,037	$14,442
9/21	$18,681	$13,752
10/21	$19,717	$14,371
11/21	$19,240	$13,630
12/21	$19,219	$14,530
1/22	$16,180	$13,865
2/22	$14,618	$13,474
3/22	$14,150	$13,460
4/22	$12,481	$12,686
5/22	$12,087	$12,781
6/22	$10,671	$11,509
7/22	$11,793	$12,079
8/22	$10,478	$11,326
9/22	$9,075	$10,341
10/22	$9,609	$11,083
11/22	$11,045	$12,340
12/22	$10,551	$12,342
1/23	$11,826	$13,413
2/23	$11,666	$13,329
3/23	$12,875	$13,645
4/23	$13,236	$14,212
5/23	$12,895	$13,378
6/23	$13,603	$14,019
7/23	$13,863	$14,449
8/23	$12,715	$13,876
9/23	$11,660	$13,324
10/23	$11,092	$12,827
11/23	$12,247	$14,093
12/23	$13,062	$14,797
1/24	$13,142	$14,779
2/24	$14,210	$15,010
3/24	$14,344	$15,571
4/24	$13,356	$15,276
5/24	$14,070	$16,016
6/24	$13,683	$15,656
7/24	$13,870	$15,992
8/24	$14,571	$16,622
9/24	$14,972	$16,687
10/24	$14,231	$15,703

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since 4/30/15(Inception)
Class C	28.30%	6.43%	3.78%
Class C with maximum 1% deferred sales charge	27.30%	6.43%	3.78%
MSCI Europe Net Index	22.43%	6.91%	4.86%

Performance Inception Date	Apr. 30, 2015
AssetsNet	$ 119,991,014
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 803,538
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$119,991,014
# of Portfolio Holdings	25
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$803,538

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Germany	1.5%
Poland	2.3%
Sweden	3.4%
Italy	6.9%
Netherlands	7.6%
Switzerland	11.7%
United Kingdom	12.5%
Denmark	13.1%
United States	18.6%
France	22.4%

Top Ten Holdings (% of total investments)

DSV AS	9.8%
Spotify Technology SA	9.1%
Hermes International SCA	8.2%
Moncler SpA	6.9%
Schneider Electric SE	5.1%
London Stock Exchange Group PLC	5.0%
On Holding AG	4.3%
Liberty Media Corp.-Liberty Formula One	4.2%
Adyen NV	4.0%
L'Oreal SA	3.8%
Total	60.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006319
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Europe Opportunity Fund, Inc.
Class Name	Class I
Trading Symbol	EUGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Europe Opportunity Fund, Inc. for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.94%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Europe Net Index:

↑ Stock selection and an average overweight in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio.

↑ Stock selection in consumer discretionary, led by a Swiss premium performance sports brand.

↑ No exposure to energy.

↓ An average overweight in consumer discretionary, where an online casino solutions company was the main detractor.

↓ Stock selection in consumer staples, where a leading beauty company was the largest detractor across the portfolio.

↓ Stock selection in health care, where a provider of products and solutions in the aesthetic dentistry market was the main detractor.

Line Graph [Table Text Block]
	Class I	MSCI Europe Net Index
10/14	$1,000,000	$1,000,000
11/14	$1,023,422	$1,026,581
12/14	$969,420	$982,389
1/15	$982,148	$982,354
2/15	$1,038,892	$1,044,031
3/15	$1,017,679	$1,016,296
4/15	$1,061,165	$1,060,417
5/15	$1,067,529	$1,052,245
6/15	$1,020,331	$1,019,915
7/15	$1,045,786	$1,051,771
8/15	$971,011	$976,876
9/15	$921,692	$931,274
10/15	$964,117	$997,956
11/15	$945,026	$979,664
12/15	$918,189	$954,453
1/16	$862,870	$891,539
2/16	$843,346	$875,568
3/16	$898,665	$930,528
4/16	$919,274	$953,260
5/16	$920,359	$947,657
6/16	$882,937	$905,503
7/16	$903,004	$943,414
8/16	$899,207	$946,198
9/16	$904,631	$954,440
10/16	$869,378	$923,355
11/16	$850,396	$903,271
12/16	$894,085	$950,610
1/17	$905,791	$970,356
2/17	$919,169	$981,947
3/17	$965,434	$1,021,380
4/17	$1,009,469	$1,057,443
5/17	$1,055,177	$1,108,720
6/17	$1,042,914	$1,096,611
7/17	$1,052,947	$1,129,349
8/17	$1,056,291	$1,130,006
9/17	$1,073,014	$1,167,292
10/17	$1,089,179	$1,172,781
11/17	$1,078,588	$1,175,361
12/17	$1,100,749	$1,193,083
1/18	$1,157,558	$1,257,564
2/18	$1,082,188	$1,183,647
3/18	$1,083,312	$1,169,404
4/18	$1,084,437	$1,201,763
5/18	$1,099,062	$1,162,307
6/18	$1,106,374	$1,154,518
7/18	$1,141,809	$1,192,948
8/18	$1,132,810	$1,159,629
9/18	$1,113,123	$1,163,759
10/18	$1,025,941	$1,074,945
11/18	$1,002,317	$1,064,930
12/18	$957,555	$1,015,745
1/19	$997,335	$1,082,663
2/19	$1,040,524	$1,119,026
3/19	$1,072,348	$1,125,853
4/19	$1,096,784	$1,166,107
5/19	$1,061,551	$1,102,218
6/19	$1,130,881	$1,176,259
7/19	$1,120,652	$1,153,473
8/19	$1,105,877	$1,124,460
9/19	$1,115,538	$1,155,063
10/19	$1,162,137	$1,192,139
11/19	$1,180,322	$1,209,951
12/19	$1,219,101	$1,257,214
1/20	$1,213,232	$1,225,601
2/20	$1,150,428	$1,111,908
3/20	$1,040,668	$951,322
4/20	$1,135,754	$1,007,746
5/20	$1,256,079	$1,053,639
6/20	$1,358,209	$1,096,485
7/20	$1,448,600	$1,138,619
8/20	$1,521,382	$1,185,466
9/20	$1,533,708	$1,145,965
10/20	$1,509,056	$1,081,337
11/20	$1,709,207	$1,265,308
12/20	$1,896,433	$1,324,870
1/21	$1,839,559	$1,305,683
2/21	$1,933,085	$1,337,604
3/21	$1,905,912	$1,378,927
4/21	$2,058,840	$1,441,589
5/21	$2,125,825	$1,501,678
6/21	$2,151,102	$1,481,249
7/21	$2,224,406	$1,508,632
8/21	$2,280,648	$1,531,431
9/21	$2,128,352	$1,458,257
10/21	$2,247,788	$1,523,943
11/21	$2,195,969	$1,445,344
12/21	$2,195,846	$1,540,797
1/22	$1,849,765	$1,470,293
2/22	$1,673,057	$1,428,771
3/22	$1,621,045	$1,427,290
4/22	$1,431,001	$1,345,204
5/22	$1,386,991	$1,355,267
6/22	$1,226,286	$1,220,452
7/22	$1,356,317	$1,280,858
8/22	$1,206,282	$1,201,063
9/22	$1,045,578	$1,096,615
10/22	$1,108,259	$1,175,210
11/22	$1,274,298	$1,308,601
12/22	$1,218,951	$1,308,764
1/23	$1,367,653	$1,422,296
2/23	$1,349,649	$1,413,475
3/23	$1,491,015	$1,446,981
4/23	$1,534,358	$1,507,079
5/23	$1,496,349	$1,418,662
6/23	$1,579,702	$1,486,604
7/23	$1,611,043	$1,532,190
8/23	$1,479,012	$1,471,408
9/23	$1,357,650	$1,412,940
10/23	$1,292,302	$1,360,178
11/23	$1,429,000	$1,494,418
12/23	$1,525,690	$1,569,073
1/24	$1,535,692	$1,567,237
2/24	$1,661,721	$1,591,635
3/24	$1,679,726	$1,651,130
4/24	$1,565,699	$1,619,862
5/24	$1,650,385	$1,698,323
6/24	$1,606,375	$1,660,167
7/24	$1,629,714	$1,695,813
8/24	$1,714,400	$1,762,663
9/24	$1,762,412	$1,769,467
10/24	$1,676,391	$1,665,212

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	29.72%	7.60%	5.30%
MSCI Europe Net Index	22.43%	6.91%	5.23%

AssetsNet	$ 119,991,014
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 803,538
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$119,991,014
# of Portfolio Holdings	25
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$803,538

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Germany	1.5%
Poland	2.3%
Sweden	3.4%
Italy	6.9%
Netherlands	7.6%
Switzerland	11.7%
United Kingdom	12.5%
Denmark	13.1%
United States	18.6%
France	22.4%

Top Ten Holdings (% of total investments)

DSV AS	9.8%
Spotify Technology SA	9.1%
Hermes International SCA	8.2%
Moncler SpA	6.9%
Schneider Electric SE	5.1%
London Stock Exchange Group PLC	5.0%
On Holding AG	4.3%
Liberty Media Corp.-Liberty Formula One	4.2%
Adyen NV	4.0%
L'Oreal SA	3.8%
Total	60.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006318
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Europe Opportunity Fund, Inc.
Class Name	Class L
Trading Symbol	EUGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Morgan Stanley Europe Opportunity Fund, Inc. for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$206	1.80%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Europe Net Index:

↑ Stock selection and an average overweight in communication services, led by a Swedish audio streaming platform, which was the largest positive contributor in the portfolio.

↑ Stock selection in consumer discretionary, led by a Swiss premium performance sports brand.

↑ No exposure to energy.

↓ An average overweight in consumer discretionary, where an online casino solutions company was the main detractor.

↓ Stock selection in consumer staples, where a leading beauty company was the largest detractor across the portfolio.

↓ Stock selection in health care, where a provider of products and solutions in the aesthetic dentistry market was the main detractor.

Line Graph [Table Text Block]
	Class L	MSCI Europe Net Index
10/14	$10,000	$10,000
11/14	$10,227	$10,266
12/14	$9,680	$9,824
1/15	$9,801	$9,824
2/15	$10,357	$10,440
3/15	$10,145	$10,163
4/15	$10,564	$10,604
5/15	$10,621	$10,522
6/15	$10,145	$10,199
7/15	$10,392	$10,518
8/15	$9,640	$9,769
9/15	$9,147	$9,313
10/15	$9,560	$9,980
11/15	$9,365	$9,797
12/15	$9,089	$9,545
1/16	$8,536	$8,915
2/16	$8,338	$8,756
3/16	$8,879	$9,305
4/16	$9,077	$9,533
5/16	$9,083	$9,477
6/16	$8,705	$9,055
7/16	$8,897	$9,434
8/16	$8,850	$9,462
9/16	$8,897	$9,544
10/16	$8,548	$9,234
11/16	$8,356	$9,033
12/16	$8,773	$9,506
1/17	$8,880	$9,704
2/17	$9,004	$9,819
3/17	$9,456	$10,214
4/17	$9,883	$10,574
5/17	$10,322	$11,087
6/17	$10,192	$10,966
7/17	$10,287	$11,293
8/17	$10,304	$11,300
9/17	$10,465	$11,673
10/17	$10,613	$11,728
11/17	$10,500	$11,754
12/17	$10,713	$11,931
1/18	$11,260	$12,576
2/18	$10,517	$11,836
3/18	$10,523	$11,694
4/18	$10,523	$12,018
5/18	$10,660	$11,623
6/18	$10,719	$11,545
7/18	$11,058	$11,929
8/18	$10,963	$11,596
9/18	$10,761	$11,638
10/18	$9,917	$10,749
11/18	$9,679	$10,649
12/18	$9,240	$10,157
1/19	$9,615	$10,827
2/19	$10,025	$11,190
3/19	$10,322	$11,259
4/19	$10,554	$11,661
5/19	$10,203	$11,022
6/19	$10,863	$11,763
7/19	$10,756	$11,535
8/19	$10,608	$11,245
9/19	$10,691	$11,551
10/19	$11,131	$11,921
11/19	$11,303	$12,100
12/19	$11,662	$12,572
1/20	$11,595	$12,256
2/20	$10,990	$11,119
3/20	$9,940	$9,513
4/20	$10,838	$10,077
5/20	$11,974	$10,536
6/20	$12,939	$10,965
7/20	$13,794	$11,386
8/20	$14,473	$11,855
9/20	$14,582	$11,460
10/20	$14,338	$10,813
11/20	$16,226	$12,653
12/20	$17,991	$13,249
1/21	$17,435	$13,057
2/21	$18,316	$13,376
3/21	$18,044	$13,789
4/21	$19,476	$14,416
5/21	$20,092	$15,017
6/21	$20,324	$14,812
7/21	$21,000	$15,086
8/21	$21,517	$15,314
9/21	$20,065	$14,583
10/21	$21,179	$15,239
11/21	$20,668	$14,453
12/21	$20,653	$15,408
1/22	$17,388	$14,703
2/22	$15,714	$14,288
3/22	$15,214	$14,273
4/22	$13,426	$13,452
5/22	$13,004	$13,553
6/22	$11,484	$12,205
7/22	$12,695	$12,809
8/22	$11,280	$12,011
9/22	$9,774	$10,966
10/22	$10,351	$11,752
11/22	$11,899	$13,086
12/22	$11,372	$13,088
1/23	$12,751	$14,223
2/23	$12,575	$14,135
3/23	$13,877	$14,470
4/23	$14,271	$15,071
5/23	$13,912	$14,187
6/23	$14,672	$14,866
7/23	$14,961	$15,322
8/23	$13,722	$14,714
9/23	$12,589	$14,129
10/23	$11,970	$13,602
11/23	$13,229	$14,944
12/23	$14,109	$15,691
1/24	$14,194	$15,672
2/24	$15,355	$15,916
3/24	$15,502	$16,511
4/24	$14,440	$16,199
5/24	$15,214	$16,983
6/24	$14,799	$16,602
7/24	$15,003	$16,958
8/24	$15,770	$17,627
9/24	$16,199	$17,695
10/24	$15,404	$16,652

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class L	28.69%	6.71%	4.42%
MSCI Europe Net Index	22.43%	6.91%	5.23%

AssetsNet	$ 119,991,014
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 803,538
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$119,991,014
# of Portfolio Holdings	25
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$803,538

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Germany	1.5%
Poland	2.3%
Sweden	3.4%
Italy	6.9%
Netherlands	7.6%
Switzerland	11.7%
United Kingdom	12.5%
Denmark	13.1%
United States	18.6%
France	22.4%

Top Ten Holdings (% of total investments)

DSV AS	9.8%
Spotify Technology SA	9.1%
Hermes International SCA	8.2%
Moncler SpA	6.9%
Schneider Electric SE	5.1%
London Stock Exchange Group PLC	5.0%
On Holding AG	4.3%
Liberty Media Corp.-Liberty Formula One	4.2%
Adyen NV	4.0%
L'Oreal SA	3.8%
Total	60.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports